Annual Total Returns[BarChart] - ProShares UltraPro Short S and P 500 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(46.39%)	(32.56%)	(42.47%)	(60.04%)	(36.98%)	(16.80%)	(35.27%)	(44.20%)	3.73%	(56.38%)